New Standards And Interpretations - Schedule of Significant Effects of Adopting New Standards (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Assets
Contract assets	$ 4,686	$ 1,460	$ 162
Gross amounts due from customers for contract work-in-progress				$ 162
Trade receivables	74,077	79,617	112,419	112,403
Financial assets – available for sale				2,747
Financial assets at fair value through other comprehensive income	4,062	2,332	2,747
Deferred tax assets	3,939	3,919	3,026	3,022
Total affected assets			118,354	118,334
Liabilities
Contract liabilities - current	216	756	113
Total affected liabilities			113
Equity
Retained earnings	$ 53,384	$ 55,016	53,257	53,350
Total affected equity			53,257	53,350
Total affected liabilities and equity			53,370	$ 53,350
Effect of Application of New Standards [Member]
Assets
Contract assets			162
Gross amounts due from customers for contract work-in-progress			(162)
Trade receivables			16
Financial assets – available for sale			(2,747)
Financial assets at fair value through other comprehensive income			2,747
Deferred tax assets			4
Total affected assets			20
Liabilities
Contract liabilities - current			113
Total affected liabilities			113
Equity
Retained earnings			(93)
Total affected equity			(93)
Total affected liabilities and equity			$ 20